SIGNIFICANT ACCOUNTING POLICIES - Valuation Allowance and Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable and Allowance for Doubtful Accounts
Allowance for doubtful accounts, returns and credits	$ 17.0	$ 16.0	$ 13.0
Activity in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance	52.4
Allowance for doubtful accounts, ending balance	55.5	52.4
Allowance for Doubtful Accounts
Activity in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance	52.4	64.8	58.8
Bad debt expense	21.5	13.7	18.1
Write-offs	(19.1)	(19.7)	(16.6)
Other	0.7	(6.4)	4.5
Allowance for doubtful accounts, ending balance	$ 55.5	$ 52.4	$ 64.8